Prepaid charter revenue, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement In Intangible Assets [Roll Forward]
Time charter aquired, gross, beginning balance	$ 42,500	$ 42,000
Time charter aquired, additions		8,500
Write-off of fully amortized asset, cost	(9,000)	(8,000)
Time charter aquired, gross, ending balance	33,500	42,500	42,000
Movement In Accumulated Amortization Of Finite Lived Intangible Assets [Roll Forward]
Time charter aquired, accumulated amortization, beginning balance	(24,526)	(12,204)
Prepaid charter revenue amortization	(11,610)	(20,322)	(12,204)
Write-off of fully amortized asset, accumulated amortization	9,000	8,000
Time charter aquired, accumulated amortization, ending balance	(27,136)	(24,526)	(12,204)
Prepaid Charter Revenue Net [Abstract]
Time charter acquired, net, beginning balance	17,974	29,796
Time charter acquired, net, ending balance	$ 6,364	$ 17,974	$ 29,796